S000006645 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Bloomberg U.S. Intermediate Government/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	0.96%		2.29%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	6.85%	1.14%		2.67%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.94%	(0.20%)		1.34%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.02%	0.29%		1.47%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	(0.02%)		1.96%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.85%	0.12%		1.80%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	7.02%	1.17%	2.92%
Performance Inception Date			Feb. 01, 2019
Class N | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			1.89%
Performance Inception Date			Feb. 01, 2019
Class N | Bloomberg U.S. Intermediate Government/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			2.47%
Performance Inception Date			Feb. 01, 2019